Business Acquisitions Business Acquisitions - January 2015 Drop Down Assets (Details) $ in Millions		Jan. 02, 2015 USD ($)	Dec. 31, 2016 MW	Feb. 19, 2016 USD ($)	Nov. 02, 2015 MW
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1],[2]		4,997
November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Acquisition, Consideration Transferred, Working Capital | $				$ 2
January 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred | $		$ 489
Business Acquisition, Consideration Transferred, Working Capital | $		9
Business Combination, Consideration Transferred, Liabilities Incurred | $		737
Business Combination, Separately Recognized Transactions, Net Gains and Losses | $		61
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax | $		$ 23
Wind Farms [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts					814
Wind Farms [Member] | Laredo Ridge [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		80
Wind Farms [Member] | Buffalo Bear [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		19
Wind Farms [Member] | Taloga [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		130
Wind Farms [Member] | Pinnacle [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		55
Conventional Generation [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		1,945
Conventional Generation [Member] | Walnut Creek [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]		485

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[2]	NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.